Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable
Accounts receivable consist of the following:

As of December 31	2017[1]	2018
(in millions)	EUR	EUR

Accounts receivable, gross	1,744.9	1,504.9
Allowance for doubtful receivables	(4.6)	(6.7)
Accounts receivable, net	1,740.3	1,498.2

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.